INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	2021	2020
Distributor channel	$3,389,404	$3,299,329
Others	22,299	4,105
Total intangible assets	3,411,703	3,303,434
Less: Accumulated amortization	(1,129,913)	(274,944)
Total	$2,281,790	$3,028,490

Amortization expense for the years ended December 31, 2021 and 2020 was $844,907 and $260,205, respectively, included in cost of revenues.

As of December 31, 2021, the future estimated amortization costs for distribution channel are as follows:

2022	$847,351
2023	847,351
2024	564,901
Thereafter	-
Total	$2,259,603